Consolidated Condensed Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	9 Months Ended		11 Months Ended	12 Months Ended		1 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2008 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2009 Successor [Member]	Jan. 27, 2008 Predecessor [Member]
Cash flows (used in)/provided by operating activities
Net (loss)/income	$ (471.3)	$ (629.3)	$ (5,084.3)	$ (823.3)	$ 846.4	$ (99.3)
Adjustments to reconcile net (loss)/income to cash flows provided by operating activities:
Income from discontinued operations, before income taxes			(141.5)			(0.1)
Gain on liquidation of LCI-Fifty					(9.0)
Income from insurance claims for hurricane damage			(185.4)
Gains on early extinguishments of debt	(47.9)	(48.7)	(742.1)	(115.6)	(4,965.5)
Depreciation and amortization	895.9	889.9	1,027.3	1,184.2	1,145.2	104.9
Non-cash write-downs, reserves and recoveries, net	31.6	102.0	51.7	108.1	32.0	(0.1)
Impairment of intangible assets		144.0	5,489.6	193.0	1,638.0
Share-based compensation expense	17.6	16.5	15.8	18.1	16.4	50.9
Deferred income taxes	(263.0)	(176.7)	(466.7)	(467.3)	1,541.2	(19.0)
Gain on investment		(7.1)
Change in federal income tax receivable		(233.3)
Federal income tax refund received				220.8
Gain on adjustment of investment				(7.1)
Tax benefit from stock equity plans						42.6
Insurance proceeds for business interruption from hurricane losses			97.9
Net change in long-term accounts	(49.1)	(38.1)	(80.1)	(12.3)	74.7	68.3
Net change in working capital accounts	169.9	263.9	403.4	(150.6)	(117.4)	(167.6)
Other	31.2	25.3	136.5	22.8	18.2	26.6
Cash flows provided by operating activities	314.9	308.4	522.1	170.8	220.2	7.2
Cash flows (used in)/provided by investing activities
Land, buildings, riverboats and equipment additions, net of change in construction payables	(164.9)	(124.6)	(1,181.4)	(160.7)	(464.5)	(125.6)
Change in restricted cash	(544.0)
Payments to acquire a business including investment in subsidiaries, net of transaction costs	(19.0)	(44.6)		(44.6)
Payment made for partnership interest		(19.5)		(19.5)
Payments to acquire gaming rights	(22.7)	(16.5)		(16.5)
Cash acquired in business acquisitions, net of transaction costs		14.4		14.0
Insurance proceeds for hurricane losses for discontinued operations			83.3
Insurance proceeds for hurricane losses for continuing operations			98.1
Payment for Acquisition			(17,490.2)
Investments in/advances to non-consolidated affiliates and other	(76.0)	(5.0)	(5.9)	(64.0)	(66.9)
Proceeds from other asset sales	1.4	14.3	5.1	21.8	20.0	3.1
Other	(10.2)	(14.4)	(23.2)	(18.4)	(11.9)	(1.6)
Cash flows used in investing activities	(835.4)	(195.9)	(18,514.2)	(287.9)	(523.3)	(124.1)
Cash flows provided by/(used in) financing activities
Proceeds from the issuance of long-term debt	863.8	1,292.2	21,524.9	1,332.2	2,259.6
Debt issuance costs and fees	(17.5)	(58.9)	(644.5)	(64.6)	(76.4)
Borrowings under lending agreements	135.0	1,175.0	433.0	1,175.0	3,076.6	11,316.3
Repayments under lending agreements	(135.0)	(1,605.0)	(6,760.5)	(1,625.8)	(3,535.1)	(11,288.8)
Cash paid in connection with early extinguishments of debt	(125.9)	(273.5)	(2,167.4)	(369.1)	(1,003.5)	(87.7)
Scheduled debt retirements	(34.4)	(214.7)	(6.5)	(237.0)	(45.5)
Payment to bondholders for debt exchange			(289.0)
Equity contribution from buyout			6,007.0
Purchase of additional interest in subsidiary					(83.7)
Non-controlling interests' distributions, net of contributions	4.8	(5.8)	(14.6)	(10.1)	(17.2)	(1.6)
Proceeds from exercises of stock options						2.4
Excess tax (provision)/benefit from stock equity plans			(50.5)			77.5
Repurchase of treasury shares			(3.6)	(1.6)	(3.0)
Other	(6.6)	(8.3)	(1.3)	(11.6)	(1.1)	(0.8)
Cash flows provided by financing activities	684.2	301.0	18,027.0	187.4	570.7	17.3
Cash flows from discontinued operations
Cash flows from operating activities			4.7			0.5
Cash flows provided by discontinued operations			4.7			0.5
Effect of deconsolidation of variable interest entities		(7.9)		(1.4)
Net increase/(decrease) in cash and cash equivalents	163.7	405.6	39.6	68.9	267.6	(99.1)
Cash and cash equivalents, beginning of period	987.0	918.1	610.9	918.1	650.5	710.0
Cash and cash equivalents, end of period	$ 1,150.7	$ 1,323.7	$ 650.5	$ 987.0	$ 918.1	$ 610.9